Commitments and Contingencies - Additional Information (Details) - USD ($)	1 Months Ended						3 Months Ended		12 Months Ended	24 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Jan. 31, 2018	Nov. 30, 2017	Oct. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Mar. 31, 2021
Operating Leased Assets [Line Items]
Operating lease, term of contract				5 years		5 years
Operating leases expiration term					Nov. 30, 2020	Oct. 31, 2021
Operating lease duration for free rent					1 month	1 month
Proceeds from lines of credit							$ 3,000,000		$ 3,000,000
Rent expense							1,200,000	$ 500,000
Prepayments		$ 800,000					2,300,000		$ 800,000
Scenario, Forecast [Member]
Operating Leased Assets [Line Items]
Further payments										$ 8,000,000
Foster City [Member]
Operating Leased Assets [Line Items]
Annual rental expense						$ 200,000
Menlo Park [Member]
Operating Leased Assets [Line Items]
Annual rental expense					$ 800,000
Five Years Lease Term Terminates In January 2023 [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term				Jan. 31, 2023
Annual rental expense				$ 800,000
Boston [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term			Sep. 30, 2022
Annual rental expense			$ 300,000
London [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term		Jan. 31, 2023
Annual rental expense		$ 100,000
Menlo Park Additional Lease [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term	Dec. 31, 2020
Annual rental expense	$ 100,000
Freemont Lease Agreement [Member]
Operating Leased Assets [Line Items]
Operating leases expiration term									May 31, 2030
Annual rental expense									$ 2,400,000
Operating lease duration for free rent									8 months
Proceeds from lines of credit									$ 3,000,000
Reduction of standby letter of credit amount percentage									25.00%
Tenant improvements allowance							5,000,000
Escrow deposit							10,000,000
Increase decrease in escrow deposit							$ 0